CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Fixed maturities available-for-sale, at fair value (amortized cost: $698.6 million and $6.4 million as of September 30, 2021 and December 31, 2020)	$ 697.6			$ 6.6				$ 5.9
Short-term investments (cost: $107.5 million)	107.5			0.0				54.7
Total investments	805.1			6.6				60.6
Cash, cash equivalents and restricted cash	319.6			571.4	$ 575.7			270.3	$ 102.4	$ 16.9
Premium receivable, net of allowance for doubtful accounts of $0.5 million and $0.2 million as of December 31, 2020 and 2019	129.2			86.1				54.1
Reinsurance recoverable	70.8			49.0				20.3
Prepaid reinsurance premium	150.2			91.3				1.0
Deferred acquisition costs	6.0			3.5				1.8	0.6
Property and equipment, net	10.8			5.7				3.1
Intangible assets				0.6				0.6
Other assets	29.4			14.5				2.5
Total assets	1,521.7			828.7				414.3
Liabilities, Convertible Preferred Stock and Stockholders' Equity (Deficit)
Unpaid losses and loss adjustment expenses	74.0			46.3	39.7			28.2	13.1
Unearned premium	203.2			123.8				68.0
Trade payables	3.0			1.4				0.7
Funds held for reinsurance treaties	97.1			62.1				0.0
Other liabilities and accrued expenses	35.5			18.7				19.7
Total liabilities	473.7			287.7				116.6
Commitments and contingencies (Note 20)
Convertible preferred stock (Series Seed, A, B, C, and D), $0.00001 par value; no shares issued, authorized and outstanding as of December 31, 2020; 31,557,107 shares authorized, issued and outstanding as of December 31, 2019; aggregate liquidation preference of $0.0 million and $480.8 million on as of December 31, 2020 and 2019, respectively	0.0	$ 0.0	$ 0.0	0.0	0.0	$ 480.2	$ 480.2	480.2	180.8	60.4
Stockholders' equity (deficit):
Common stock, $0.00001 par value, 200,000,000 shares and 52,000,000 shares authorized as of December 31, 2020 and 2019 , respectively; 56,774,294 shares and 11,784,765 shares issued and 56,774,294 shares and 11,271,228 shares outstanding as of December 31, 2020 and 2019, respectively	0.0			0.0				0.0
Additional paid-in capital	1,539.5			859.8				15.7
Accumulated deficit	(491.6)			(320.6)				(198.3)
Accumulated other comprehensive income	0.1			1.8				0.1
Total stockholders' equity	1,048.0	$ 1,101.6	$ 1,143.7	541.0	$ 569.0	$ (221.6)	$ (204.6)	(182.5)	$ (79.1)	$ (28.4)
Total liabilities and stockholders' equity	$ 1,521.7			$ 828.7				$ 414.3